Finance Receivables (Narratives) (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Net investments in direct financing lease	Dec. 31, 2011 Impairment charges	Sep. 28, 2012 WPC/CPA 15 Merger property	Dec. 31, 2010 Net investments in direct financing lease
Finance Receivables
Proceeds from sales of DFL	$ 2,000,000
Gain (loss) on sales of DFL	(200,000)
Number of DFL acquired from Merger						15
Net investment in direct finanacing lease						(315,800,000)
Impairment charges	22,962,000	10,473,000	15,381,000				1,100,000
AR billed under DFL	200,000	100,000
Financing receivable credit quality additional information	We generally seek investments in facilities that we believe are critical to a tenant’s business and that we believe have a low risk of tenant defaults. At both ##D##D and ##D, none of our finance receivables were past due and we had not established any allowances for credit losses.
Financing receivable credit quality range of dates ratings updated	fourth quarter of 2012
Prior Period Adjustment
Quantifying Misstatement in Current Year Financial Statements, Amount		$ 200,000		$ (17,600,000)	$ (1,600,000)